Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies
Commitments and Contingencies

10. Commitments and Contingencies

Operating Leases

The Company conducts its operations from leased facilities in Morrisville, North Carolina, the leases for which expire in 2026. The leases are for general office, laboratory, research and development and light manufacturing space. The lease agreements require the Company to pay property taxes, insurance, common area expenses and maintenance costs.

In November 2014 and November 2015, the Company executed the first and second extension period clauses, respectively, resulting in additional months to the lease for the related premises extending until October 2022. As part of these extensions, the Company received tenant allowances of $228,973 and $392,020, respectively, for expansion of laboratory and office space.

In January 2017, the Company signed a second extension to the lease of its primary building for an additional 48 months expiring October 31, 2026. A tenant allowance of approximately $2,000,000 was also made available for use to partially fund the expansion and build out of the primary building. This allowance was fully utilized as of December 31, 2018.

These allowance amounts were recorded as a long‑term deferred rent liability and amortized as a reduction in rent expense over the remaining term of the lease. The balance of all unamortized deferred rent and allowances totaled $2,881,180 and $2,674,683 as of December 31, 2017 and 2018, respectively.

In November 2018, the Company amended the lease of its primary building to expand by 8,264 additional square footage expiring October 31, 2026 in exchange for terminating the Company’s other lease with the same landlord for 4,400 noncontiguous square feet. A tenant allowance of approximately $1.0 million was also made available for use to help fund the build out related to the expansion of the primary building lease. The incremental rent over the terminated lease for the first 12 months of this lease expansion amounts to $0.1 million, subject to lease escalation in subsequent periods.

The Company also leases copier equipment under an operating lease, which expires in 2019.

As of December 31, 2018, future minimum lease payments under operating leases having initial or remaining non-cancelable lease terms in excess of one year were as follows:

2019	$1,077,532
2020	1,168,710
2021	1,203,658
2022	1,239,885
2023	1,276,356
Thereafter	3,818,795
Total	$9,784,936

Rent expense, including other facility expenses, for the years ended December 31, 2017 and 2018 was $1,046,721 and $953,733, respectively.

Capital Leases

The Company leases specialized lab equipment under leases classified as capital leases. The related capitalized assets are amortized on a straight‑line basis over the estimated useful life of the asset. The interest rates related to these lease obligations range from 0.2% to 12.2%.

The following table shows the future minimum lease payments under the capital leases by year and the present value of the minimum lease payments:

Year ending December 31:
2019	$464,797
2020	354,739
2021	33,774
Thereafter	—
Total minimum lease payments	853,310
Less: Amount representing interest	(24,525)
Present value of minimum lease payments	$828,785

The net book value of assets under capital leases was $2,399,634 as of December 31, 2018. At December 31, 2018, the present value of minimum lease payments due within one year was $452,703.

Other

In March 2012, the Company entered into an agreement, as amended, with Chasm Technologies, Inc. for manufacturing consulting services related to the Company’s manufacturing capabilities during the term of the agreement. As future contingent consideration under the agreement, the Company agreed to pay $400,000 related to the timing of the Company’s first Phase 3 clinical trial which commenced site initiation in December 2017. The consideration of $400,000 is comprised of initial consideration of $20,000 paid in 2017, $80,000 to be paid upon first dosing of the first patient in the Phase 3 clinical trial, and $300,000 due no later than December 31, 2018. In addition, the Company also agreed to pay future contingent royalties on net sales totaling no more than $1,500,000. As of December 31, 2017 and 2018, $380,000 and $0, respectively, was recorded as Current Liabilities in the accompanying Balance Sheets.

In December 2017, GSK Inhaled made the Company aware of its modified plans under the GSK Inhaled Collaboration and Option Agreement, and the reduced requirement and budget for Liquidia support, commensurate with its research and development plans related to PRINT effective March 31, 2018. As a result, in December 2017, the Company committed to a plan to reduce its workforce which was communicated to the workforce and completed the plan in January 2018. The total employee severance expense paid for the plan was $404,407, which was recorded in Research and Development Expense in the accompanying Statements of Operations and Comprehensive Loss for the year ended December 31, 2018.

In June 2017, the Company was served with a lawsuit filed by Allergan, Inc., in the United States District Court for the Central District of California, naming Liquidia and Envisia as defendants. The lawsuit alleged that Envisia’s development efforts of one of its product candidates misused Allergan confidential information. The Company’s involvement results from its possibly related activities that occurred prior to November 8, 2013, the date of formation of Envisia. In October 2017, the Company settled the litigation with Allergan, Inc., with no financial payments due from the Company or other consideration that materially affects the operation of the Company. There was no accrual for this in the Balance Sheets as of December 31, 2017 and 2018.